Segment Geographical Information and Major Customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Number of segments	2
Percentage of major customer	10.00%	9.00%	13.00%